The Gabelli Global Utility & Income Trust
Schedule of Investments — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 79.2%
ENERGY AND UTILITIES  — 42.1%
Alternative Energy  — 1.3%
Non U.S. Companies
1,950 Brookfield Renewable Corp., Cl. A ........ $ 46,683
8,500 Vestas Wind Systems A/S† .............. 182,617
U.S. Companies
36,814 NextEra Energy Partners LP ............. 1,093,376
7,500 Ormat Technologies Inc. ................ 524,400
400 SolarEdge Technologies Inc.† ............ 51,804
1,898,880
Diversified Industrial  — 2.3%
Non U.S. Companies
20,000 Bouygues SA .......................... 700,745
19,000 Jardine Matheson Holdings Ltd. ......... 881,980
U.S. Companies
250 Chart Industries Inc.† ................... 42,280
31,000 Flowserve Corp. ........................ 1,232,870
3,000 General Electric Co. ..................... 331,650
4,500 Mueller Water Products Inc., Cl. A ........ 57,060
3,246,585
Electric Transmission and Distribution  — 2.7%
Non U.S. Companies
9,000 Algonquin Power & Utilities Corp. ........ 53,274
1,700 Boralex Inc., Cl. A ...................... 36,522
28,000 Enel Chile SA, ADR ..................... 82,880
12,000 Fortis Inc. ............................. 455,792
1,050 Fortis Inc., New York .................... 39,890
10,100 Landis+Gyr Group AG ................... 731,556
1,100 Orsted AS ............................. 60,049
20,000 Redeia Corp. SA ........................ 314,955
U.S. Companies
2,000 Consolidated Edison Inc. ................ 171,060
700 Sempra ............................... 47,621
33,000 Twin Disc Inc.† ......................... 452,760
5,500 Unitil Corp. ............................ 234,905
15,300 WEC Energy Group Inc. ................. 1,232,415
3,913,679
Energy and Utilities: Integrated  — 22.1%
Non U.S. Companies
140,000 A2A SpA .............................. 249,553
10,000 Chubu Electric Power Co. Inc. ........... 127,610
152,000 Datang International Power Generation Co.
Ltd., Cl. H ........................... 23,680
2,000 E.ON SE ............................... 23,682
14,000 E.ON SE, ADR .......................... 166,460
20,615 EDP - Energias de Portugal SA ........... 85,786
9,000 EDP - Energias de Portugal SA, ADR ..... 373,815
15,000 Electric Power Development Co. Ltd. ..... 242,706
Shares
Market
Value
35,000 Emera Inc. ............................. $ 1,221,940
10,000 Endesa SA ............................. 203,785
157,000 Enel SpA .............................. 966,052
4,000 Eni SpA ............................... 64,518
7,000 Eni SpA, ADR .......................... 223,440
230,000 Hera SpA .............................. 629,804
15,000 Hokkaido Electric Power Co. Inc. ......... 65,464
22,000 Hokuriku Electric Power Co.† ............ 118,656
560,000 Huaneng Power International Inc., Cl. H† . 271,742
216,600 Iberdrola SA ........................... 2,426,259
1,800 Innergex Renewable Energy Inc. ......... 13,478
36,000 Korea Electric Power Corp., ADR† ........ 231,840
23,000 Kyushu Electric Power Co. Inc.† ......... 150,122
12,000 Shikoku Electric Power Co. Inc. .......... 82,187
15,000 The Chugoku Electric Power Co. Inc. ..... 92,355
14,000 The Kansai Electric Power Co. Inc. ....... 194,627
10,000 Tohoku Electric Power Co. Inc. ........... 64,748
2,000 Verbund AG ............................ 162,922
U.S. Companies
1,500 ALLETE Inc. ........................... 79,200
900 Alliant Energy Corp. .................... 43,605
18,500 Ameren Corp. .......................... 1,384,355
23,500 American Electric Power Co. Inc. ......... 1,767,670
18,100 Avangrid Inc. .......................... 546,077
22,000 Avista Corp. ........................... 712,140
200 Badger Meter Inc. ...................... 28,774
600 Black Hills Corp. ........................ 30,354
500 CMS Energy Corp. ...................... 26,555
10,000 Dominion Energy Inc. ................... 446,700
1,000 DTE Energy Co. ........................ 99,280
10,700 Duke Energy Corp. ..................... 944,382
500 Entergy Corp. .......................... 46,250
2,000 Eos Energy Enterprises Inc.† ............ 4,300
17,000 Evergy Inc. ............................ 861,900
20,200 Eversource Energy ...................... 1,174,630
380,000 Gulf Coast Ultra Deep Royalty Trust ...... 5,605
16,000 Hawaiian Electric Industries Inc. ......... 196,960
10,000 MGE Energy Inc. ....................... 685,100
21,780 NextEra Energy Inc. ..................... 1,247,776
36,000 NiSource Inc. .......................... 888,480
11,000 Northwestern Energy Group Inc. ......... 528,660
34,000 OGE Energy Corp. ...................... 1,133,220
13,500 Otter Tail Corp. ......................... 1,024,920
14,500 PG&E Corp.† .......................... 233,885
14,000 Pinnacle West Capital Corp. ............. 1,031,520
25,500 PNM Resources Inc. .................... 1,137,555
40,000 Portland General Electric Co. ............ 1,619,200
9,900 PPL Corp. ............................. 233,244
15,000 Public Service Enterprise Group Inc. ..... 853,650
120,000 The AES Corp. ......................... 1,824,000
19,000 The Southern Co. ....................... 1,229,680

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Energy and Utilities: Integrated (Continued)
U.S. Companies (Continued)
18,500 Xcel Energy Inc. ........................ $ 1,058,570
31,605,428
Environmental Services  — 0.4%
Non U.S. Companies
2,500 Cia de Saneamento Basico do Estado de
Sao Paulo SABESP, ADR .............. 30,300
15,476 Veolia Environnement SA ................ 448,810
U.S. Companies
2,640 SkyWater Technology Inc.† .............. 15,893
495,003
Independent Power Producers and Energy
Traders  — 0.2%
Non U.S. Companies
3,000 Atlantica Sustainable Infrastructure plc ... 57,300
U.S. Companies
3,000 NRG Energy Inc. ....................... 115,560
5,000 Vistra Corp. ............................ 165,900
338,760
Machinery  — 0.0%
Non U.S. Companies
50 Accelleron Industries AG ................ 1,301
1,750 Accelleron Industries AG, ADR ........... 45,170
46,471
Natural Gas Integrated  — 3.1%
Non U.S. Companies
80,000 Snam SpA ............................. 376,296
900 TC Energy Corp. ........................ 30,969
U.S. Companies
500 DT Midstream Inc. ...................... 26,460
32,000 Kinder Morgan Inc. ..................... 530,560
62,000 National Fuel Gas Co. ................... 3,218,420
4,000 ONEOK Inc. ............................ 253,720
4,436,425
Natural Gas Utilities  — 3.1%
Non U.S. Companies
1,000 Engie SA .............................. 15,362
9,800 Engie SA, ADR ......................... 150,430
16,000 Italgas SpA ............................ 82,076
100,000 National Grid plc ....................... 1,195,698
13,700 National Grid plc, ADR .................. 830,631
U.S. Companies
6,000 Atmos Energy Corp. .................... 635,580
1,500 Chesapeake Utilities Corp. ............... 146,625
Shares
Market
Value
1,000 ONE Gas Inc. .......................... $ 68,280
20,000 Southwest Gas Holdings Inc. ............ 1,208,200
2,000 Spire Inc. .............................. 113,160
4,446,042
Natural Resources  — 0.9%
Non U.S. Companies
14,000 Cameco Corp. .......................... 554,960
100 Linde plc .............................. 37,235
U.S. Companies
6,800 APA Corp. ............................. 279,480
2,200 Diamondback Energy Inc. ............... 340,736
1,212,411
Oil  — 1.0%
Non U.S. Companies
15,000 BP plc, ADR ........................... 580,800
10,000 Petroleo Brasileiro SA, ADR ............. 149,900
7,700 Shell plc, ADR ......................... 495,726
U.S. Companies
1,000 ConocoPhillips ......................... 119,800
1,346,226
Services  — 3.5%
Non U.S. Companies
1,000 ABB Ltd. ............................... 35,833
35,000 ABB Ltd., ADR ......................... 1,245,650
23,000 Enbridge Inc. .......................... 763,370
5,000 First Sensor AG ........................ 303,431
U.S. Companies
29,500 AZZ Inc. ............................... 1,344,610
8,000 Dril-Quip Inc.† ......................... 225,360
20,000 Halliburton Co. ......................... 810,000
12,500 MDU Resources Group Inc. ............. 244,750
4,973,004
Water  — 1.5%
Non U.S. Companies
5,000 Consolidated Water Co. Ltd. ............. 142,200
40,000 Fluence Corp. Ltd.† ..................... 4,501
2,000 Fluidra SA ............................. 40,958
33,000 Severn Trent plc ........................ 952,227
35,000 United Utilities Group plc ................ 404,914
U.S. Companies
500 Artesian Resources Corp., Cl. A .......... 20,995
5,000 California Water Service Group .......... 236,550
6,500 Essential Utilities Inc. ................... 223,145
1,000 Middlesex Water Co. .................... 66,250
1,000 SJW Group ............................ 60,110
2,151,850
TOTAL ENERGY AND UTILITIES ....... 60,110,764
..............................................................................

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
OTHER  — 22.0%
Aerospace  — 0.6%
Non U.S. Companies
50,000 Rolls-Royce Holdings plc† .............. $ 134,760
U.S. Companies
12,000 AAR Corp.† ............................ 714,360
849,120
Automotive  — 1.2%
Non U.S. Companies
350 Ferrari NV ............................. 103,439
80,000 Iveco Group NV† ....................... 749,548
40,000 Traton SE .............................. 842,840
U.S. Companies
500 General Motors Co. ..................... 16,485
1,712,312
Building and Construction  — 0.7%
Non U.S. Companies
500 Acciona SA ............................ 63,805
1,700 Sika AG ............................... 432,916
U.S. Companies
5,000 Arcosa Inc. ............................ 359,500
3,125 Knife River Corp.† ...................... 152,594
1,008,815
Business Services  — 0.6%
Non U.S. Companies
45,000 JCDecaux SE† ......................... 762,172
160,000 Sistema PJSC FC, GDR†(a) .............. 80,000
842,172
Computer Hardware  — 0.0%
U.S. Companies
300 Dell Technologies Inc., Cl. C ............. 20,670
Computer Software and Services  — 0.5%
Non U.S. Companies
550 Check Point Software Technologies Ltd.† . 73,304
6,103 Prosus NV† ............................ 180,148
U.S. Companies
1,800 Global Payments Inc. ................... 207,702
2,100 Kyndryl Holdings Inc.† .................. 31,710
3,800 N-able Inc.† ........................... 49,020
500 Oracle Corp. ........................... 52,960
3,500 SolarWinds Corp.† ..................... 33,040
682 VMware Inc., Cl. A† .................... 113,539
741,423
Shares
Market
Value
Consumer Products  — 0.2%
Non U.S. Companies
15,000 Essity AB, Cl. B ......................... $ 323,874
1,500 Salvatore Ferragamo SpA ............... 19,887
343,761
Consumer Services  — 0.7%
U.S. Companies
200 Amazon.com Inc.† ..................... 25,424
23,500 Matthews International Corp., Cl. A ....... 914,385
939,809
Diversified Industrial  — 0.5%
Non U.S. Companies
46,000 Ardagh Group SA† ..................... 170,430
U.S. Companies
500 Corning Inc. ........................... 15,235
100 Roper Technologies Inc. ................ 48,428
22,000 Trinity Industries Inc. ................... 535,700
769,793
Electronics  — 2.0%
Non U.S. Companies
9,500 Kyocera Corp. .......................... 482,311
1,000 Signify NV ............................. 26,970
23,500 Sony Group Corp., ADR ................. 1,936,635
U.S. Companies
1,500 Advanced Micro Devices Inc.† ........... 154,230
800 Axcelis Technologies Inc.† .............. 130,440
2,817 Kimball Electronics Inc.† ................ 77,129
1,000 Proto Labs Inc.† ....................... 26,400
50 Texas Instruments Inc. .................. 7,951
100 Universal Display Corp. ................. 15,699
2,857,765
Entertainment  — 1.1%
Non U.S. Companies
125,000 Grupo Televisa SAB, ADR ............... 381,250
31,000 Manchester United plc, Cl. A† ........... 613,490
U.S. Companies
16,000 Fox Corp., Cl. B ........................ 462,080
4,500 Warner Bros Discovery Inc.† ............ 48,870
1,505,690
Financial Services  — 3.9%
Non U.S. Companies
1,125 Brookfield Asset Management Ltd., Cl. A .. 37,508
4,500 Brookfield Corp. ........................ 140,715
55,000 Commerzbank AG ...................... 627,425
15,000 Janus Henderson Group plc ............. 387,300
12,000 Kinnevik AB, Cl. A† ..................... 121,037
135,000 Orascom Financial Holding SAE† ......... 1,258
100,000 Resona Holdings Inc. ................... 554,269

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
OTHER (Continued)
Financial Services (Continued)
Non U.S. Companies (Continued)
30,000 UBS Group AG ......................... $ 739,500
24,000 UBS Group AG ......................... 594,920
U.S. Companies
7,000 AllianceBernstein Holding LP ............ 212,450
18,000 Bank of America Corp. .................. 492,840
16,000 The Bank of New York Mellon Corp. ...... 682,400
1,000 The Goldman Sachs Group Inc. .......... 323,570
20,500 UGI Corp. .............................. 471,500
3,000 Wells Fargo & Co. ...................... 122,580
5,509,272
Food and Beverage  — 5.3%
Non U.S. Companies
100 Chocoladefabriken Lindt & Spruengli AG .. 1,113,235
40,000 Davide Campari-Milano NV .............. 472,168
7,300 Diageo plc, ADR ........................ 1,089,014
6,500 Fomento Economico Mexicano SAB de CV,
ADR ................................ 709,475
6,000 Heineken NV ........................... 529,429
1,500 Kerry Group plc, Cl. A ................... 123,024
4,000 Kikkoman Corp. ........................ 209,957
48,000 Maple Leaf Foods Inc. .................. 922,363
10,000 Nestlé SA .............................. 1,133,337
2,000 Pernod Ricard SA ...................... 333,774
1,500 Remy Cointreau SA ..................... 183,406
2,000 Yakult Honsha Co. Ltd. .................. 48,622
U.S. Companies
10,000 McCormick & Co. Inc., Non-Voting ....... 756,400
7,624,204
Health Care  — 0.4%
U.S. Companies
16,000 Pfizer Inc. ............................. 530,720
Hotels and Gaming  — 0.7%
Non U.S. Companies
150,000 Genting Singapore Ltd. ................. 92,721
350,000 Mandarin Oriental International Ltd. ...... 596,750
350,000 The Hongkong & Shanghai Hotels Ltd.† .. 281,128
970,599
Machinery  — 1.5%
Non U.S. Companies
180,000 CNH Industrial NV ...................... 2,178,000
Shares
Market
Value
Metals and Mining  — 0.3%
U.S. Companies
10,000 Freeport-McMoRan Inc. ................. $ 372,900
Specialty Chemicals  — 1.5%
Non U.S. Companies
4,500 Axalta Coating Systems Ltd.† ............ 121,050
550 Givaudan SA ........................... 1,798,984
U.S. Companies
300 Air Products and Chemicals Inc. ......... 85,020
1,000 Rogers Corp.† ......................... 131,470
2,136,524
Transportation  — 0.3%
U.S. Companies
4,000 GATX Corp. ............................ 435,320
TOTAL OTHER .................... 31,348,869
..............................................................................
COMMUNICATIONS  — 15.1%
Cable and Satellite  — 4.2%
Non U.S. Companies
13,000 Cogeco Inc. ............................ 471,570
100,000 ITV plc ................................ 86,164
27,100 Liberty Global plc, Cl. A† ................ 463,952
44,000 Liberty Global plc, Cl. C† ................ 816,640
44,000 Liberty Latin America Ltd., Cl. A† ........ 359,040
3,632 Liberty Latin America Ltd., Cl. C† ........ 29,637
1,500 Naspers Ltd., Cl. N ..................... 239,695
43,000 Rogers Communications Inc., Cl. B ....... 1,650,770
U.S. Companies
200 Charter Communications Inc., Cl. A† ..... 87,964
16,000 Comcast Corp., Cl. A .................... 709,440
40,000 DISH Network Corp., Cl. A† ............. 234,400
6,800 EchoStar Corp., Cl. A† .................. 113,900
168 Liberty Broadband Corp., Cl. B† .......... 16,527
87,000 WideOpenWest Inc.† ................... 665,550
5,945,249
Telecommunications  — 8.8%
Non U.S. Companies
37,000 BCE Inc. ............................... 1,412,290
135,000 BT Group plc, Cl. A ..................... 192,221
44,000 Deutsche Telekom AG ................... 924,239
56,000 Deutsche Telekom AG, ADR ............. 1,173,760
17,500 Eurotelesites AG† ...................... 76,598
12,000 Itissalat Al-Maghrib ..................... 119,892
465,000 Koninklijke KPN NV ..................... 1,533,367
92,500 Orange Belgium SA† .................... 1,343,712
5,000 Orange SA, ADR ........................ 57,450
27,000 Orascom Investment Holding, GDR† ..... 378
60,000 Pharol SGPS SA† ...................... 2,652

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
Non U.S. Companies (Continued)
15,000 Proximus SA ........................... $ 122,081
1,100 Swisscom AG .......................... 653,979
2,000 Swisscom AG, ADR ..................... 118,680
40,000 Telecom Italia SpA† ..................... 12,522
13,500 Telefonica Brasil SA, ADR ............... 115,425
210,000 Telefonica Deutschland Holding AG ....... 376,328
80,000 Telefonica SA, ADR ..................... 325,600
70,000 Telekom Austria AG ..................... 488,449
29,000 Telenet Group Holding NV ............... 649,384
58,000 Telesat Corp.† .......................... 829,400
5,000 TELUS Corp. ........................... 81,649
10,000 VEON Ltd., ADR† ....................... 195,000
U.S. Companies
7,000 AT&T Inc. .............................. 105,140
1,000 Cisco Systems Inc. ..................... 53,760
64,000 Lumen Technologies Inc.† ............... 90,880
100 Motorola Solutions Inc. ................. 27,224
12,000 Shenandoah Telecommunications Co. .... 247,320
15,000 Telephone and Data Systems Inc. ........ 274,650
1,000 T-Mobile US Inc.† ...................... 140,050
27,000 Verizon Communications Inc. ............ 875,070
12,619,150
Wireless Communications  — 2.1%
Non U.S. Companies
3,000 America Movil SAB de CV, ADR .......... 51,960
5,000 Infrastrutture Wireless Italiane SpA ....... 59,550
44,500 Millicom International Cellular SA, SDR† .. 691,395
6,000 Mobile TeleSystems PJSC, ADR†(a) ...... 3,660
5,000 SK Telecom Co. Ltd., ADR ............... 107,300
28,000 Turkcell Iletisim Hizmetleri A/S, ADR† .... 132,440
120,000 Vodafone Group plc, ADR ............... 1,137,600
U.S. Companies
7,500 Anterix Inc.† ........................... 235,350
14,000 United States Cellular Corp.† ............ 601,580
1,600 Vimeo Inc.† ............................ 5,664
3,026,499
TOTAL COMMUNICATIONS ........... 21,590,898
..............................................................................
TOTAL COMMON STOCKS ........... 113,050,531
CLOSED-END FUNDS — 0.0%
10,000 Altaba Inc., Escrow† .................... 23,400
..............................................................................
Shares
Market
Value
RIGHTS — 0.0%
OTHER  — 0.0%
Health Care  — 0.0%
Non U.S. Companies
17,029 Ipsen SA/Clementia, CVR†(a) ............ $ 0
..............................................................................
WARRANTS — 0.0%
ENERGY AND UTILITIES  — 0.0%
Natural Resources  — 0.0%
U.S. Companies
1,500 Occidental Petroleum Corp., expire
08/03/27† ........................... 64,875
Services  — 0.0%
Non U.S. Companies
2,850 Weatherford International plc, expire
12/13/23† ........................... 6,840
TOTAL ENERGY AND UTILITIES ....... 71,715
..............................................................................
OTHER  — 0.0%
Diversified Industrial  — 0.0%
Non U.S. Companies
1,250 SDCL EDGE Acquisition Corp., expire
12/31/28† ........................... 157
..............................................................................
TOTAL WARRANTS ................. 71,872
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 20.8%
$ 29,985,000 U.S. Treasury Bills,
4.993% to 5.463%††, 10/12/23 to
03/14/24 ............................ 29,662,764
..............................................................................
TOTAL INVESTMENTS — 100.0%
(Cost $129,680,370) .................... $ 142,808,567
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 64.0% $ 91,406,569
Europe .............................. 29.8 42,519,974
Japan ............................... 3.0 4,370,269
Asia/Pacific ......................... 1.7 2,487,142
Latin America ....................... 1.2 1,663,390
South Africa ......................... 0.2 239,695
Africa/Middle East ................... 0.1 121,528
Total Investments ................... 100.0% $ 142,808,567